Leases (Details Narrative) $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Apr. 28, 2022 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2023 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2017 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities						$ 24,669	$ 11,761	$ 8,751		$ 7,856
Cash outflow for leases						7,569	5,322	7,144
Additions to right-of-use assets						11,780	3,018	1,105
Additions to lease liabilities						$ 14,811	3,018	1,105
Vilmacor S.A. [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities									$ 1,502
Formosa And San Lorenzo [member]
Disclosure of quantitative information about right-of-use assets [line items]
Undiscounted finance lease payments to be received											$ 1,109
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee Operating Lease Term Of Contract						42 years 3 months 18 days
Additions to right-of-use assets						$ 1,502	0	0
Land [member] | Minimum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee Operating Lease Term Of Contract						6 months
Land [member] | Maximum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee Operating Lease Term Of Contract						4 years 9 months 18 days
Liquid Barges [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities						$ 9,146
Additions to right-of-use assets	$ 4,010		$ 3,997			$ 8,007	$ 2,683	$ 0
Information about nature of lessee's leasing activities		a five year leasing contract for eight liquid barges to be delivered from the fourth quarter of 2022 through the second quarter of 2023
Number Of Periodic Payments	60	60	60				60
Borrowings Frequency Of Periodic Payment	monthly	monthly	monthly				monthly
Settlement of liabilities on behalf of entity by related party, related party transactions	$ 26	$ 26	$ 26				$ 26
Information about lessee's exposure arising from extension options and termination options		the ability to exercise the purchase option of these barges or extend the term of the leasing contract
Lessee Finance Lease Term Of Contract						4 years 2 months 12 days
Twelve Finance Lease Barges [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities						$ 3,017
Additions to right-of-use assets					$ 758	$ 2,273
Information about nature of lessee's leasing activities				a five-year leasing contract for the construction of the Twelve Jumbo Barges. The obligation under the lease contract is payable in
Number Of Periodic Payments				60	60	60
Borrowings Frequency Of Periodic Payment				monthly	monthly	monthly
Settlement of liabilities on behalf of entity by related party, related party transactions				$ 11	$ 11	$ 11